GENERAL - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended		30 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Feb. 03, 2022
General
Loss from operations	$ (12,494)	$ (4,668)	$ (10,554)	$ (12,765)	$ (102,891)
Net loss	(19,072)	$ (6,597)	(17,050)	(17,563)
Working capital	3,911		26,693		3,911
Accumulated deficit	$ (102,891)		$ (83,819)	$ (66,769)	$ (102,891)
Long Term Loan
General
Loan amount received						$ 55,000